Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Intangible Assets

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2013	$248,528	$(129,123)	$119,405
Additions	—	(23,287)	(23,287)
Accelerated amortization	(89,541)	67,478	(22,063)
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(18,716)	(18,716)
Write-off	(31,199)	31,199	—
Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339

Amortization of Favorable Lease Terms

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
Favorable lease terms	$(18,716)	$(23,287)	$(37,869)
Acceleration of favorable lease terms	—	(22,063)	(3,205)
Total	$(18,716)	$(45,350)	$(41,074)

Aggregate Amortizations of Intangible Assets

Year	Amount
2016	$17,329
2017	15,809
2018	8,686
2019	6,103
2020	5,411
2021 and thereafter	2,001
$55,339